Note 8 - Amounts Drawn From the Family Trading Facility (Details) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	May 31, 2016	Mar. 31, 2016	Jun. 30, 2016
Revolving Credit Facility [Member] | Immediate Family Member of Management or Principal Owner [Member] | Family Trading [Member]
Proceeds from Lines of Credit	$ 3,850	$ 1,100	$ 600	$ 1,500	$ 7,050